Fixed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Land	$ 447	$ 425
Buildings and improvements	6,673	6,486
Machinery, tools and equipment	16,353	15,119
Other, including assets under construction	2,213	2,054
Fixed assets	25,686	24,084
Accumulated depreciation	12,931	11,787
Fixed assets, net	12,755	12,297
Property Plant And Equipment [Line Items]
Depreciation	$ 1,506	$ 1,240	$ 1,178
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years